Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS USED IN OPERATING ACTIVITIES:
Net loss	$ (4,598)	$ (2,201)	$ (1,540)
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation			60
Exchange differences on cash and cash equivalents	34
Depreciation and amortization of intangible assets	738	570	524
Impairment of intangible asset			87
Accrued interest and amortization of discount on third party, related party and shareholders’ loans		298	546
Gain from debt extinguishment			(14)
Loss from change in value of investment at fair value	221
Equity losses	1,249
Changes in fair value of derivative liabilities	(841)	(2,822)	75
Interest expense on short-term loan	(1)	(25)
Changes in deferred taxes, net	(58)	(15)	(115)
Issuance costs on derivative liabilities		1,416
Changes in operating assets and liabilities:
Decrease (increase) in trade receivables	(302)	39	(282)
Decrease in related party balance			40
Decrease (increase) in other receivables	182	(743)	(290)
Increase in inventory	(596)	(564)	(449)
Increase (decrease) in related party liabilities		(213)	241
Increase (decrease) in accounts payable and other payables	1,304	(579)	254
Decrease in operating lease right-of-use assets	67	14
Decrease in operating lease liabilities	(67)	(15)
Net cash used in operating activities	(2,668)	(4,840)	(863)
CASH FLOWS USED IN INVESTING ACTIVITIES:
Purchase of property and equipment	(25)	(41)	(2)
Restricted deposit	(17)
Purchase of investment accounted for using the equity method	(3,091)
Purchase of intangible assets	(1,681)		(4,728)
Net cash used in investing activities	(4,814)	(41)	(4,730)
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES:
Short-term loans received		752	981
Short-term loans repaid	(86)	(1,518)	(134)
Proceeds from initial public offering, net of issuance costs		13,391
Loans received from shareholders			4,800
Loans repaid to shareholders			(100)
Loans repaid to related parties			(1,102)
Issuance of ordinary shares			1,250
Net cash from (used in) financing activities	(86)	12,625	5,695
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(7,568)	7,744	102
LOSSES FROM EXCHANGE DIFFERENCES ON CASH AND CASH EQUIVALENTS	(34)
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE YEAR	8,137	393	291
CASH AND CASH EQUIVALENTS AT END OF THE YEAR	535	8,137	393
Supplemental disclosure of cash flow information:
Taxes paid	28	73	116
Interest paid	2	477	4
Supplemental disclosure of noncash investing and financing activities:
Deferred offering costs included in other payables			86
Share-based compensation included in deferred offering costs			75
Issuance of ordinary shares upon conversion of shareholders’ loans		2,839
Issuance of 35,345 ordinary shares to SciSparc Ltd. in consideration for 13,858 ordinary shares	288
Consideration payable to sellers of Fort Products Ltd. included in other payables	332
Consideration payable to seller of SciSparc Nutraceuticals Inc. shares included in other payables	98
Substantial modification of shareholders’ loans recorded in equity		982
Right of use assets obtained in exchange for lease liabilities	$ 57	$ 152